Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 19, 2022
Entity Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Entity Central Index Key	0000804239
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 19, 2022
Document Effective Date	May 19, 2022
Prospectus Date	Jan. 31, 2022
SIMT MULTI-ASSET INFLATION MANAGED FUND | Class F
Prospectus:
Trading Symbol	SIFAX